1290 Essex Small Cap Growth Fund Average Annual Total Returns		12 Months Ended	42 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		17.15%	19.10%	13.15%	14.29%
Russell 2000® Growth Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		13.01%	14.03%
Class A
Prospectus [Line Items]
Average Annual Return, Percent		22.34%	14.89%
Performance Inception Date	Jul. 11, 2022
Class I
Prospectus [Line Items]
Average Annual Return, Percent		29.82%	17.06%
Performance Inception Date	Jul. 11, 2022
Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		29.33%	16.84%
Performance Inception Date	Jul. 11, 2022
Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		18.02%	13.50%
Performance Inception Date	Jul. 11, 2022
Class R
Prospectus [Line Items]
Average Annual Return, Percent		29.14%	16.47%
Performance Inception Date	Jul. 11, 2022